Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 365,718	kr 357,401
Book value of financial liabilities	334,435	330,373
Fair value of financial assets	366,591	358,538
Fair value of financial liabilities	334,512	330,196
Surplus value (+) /Deficit value (-), financial assets	873	1,137
Surplus value (+) /Deficit value (-) financial liabilities	77	(177)
Borrowing from credit institutions
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Book value of financial liabilities	3,660	3,628
Fair value of financial liabilities	3,660	3,628
Debt securities issued
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Book value of financial liabilities	323,508	314,108
Fair value of financial liabilities	323,585	313,931
Surplus value (+) /Deficit value (-) financial liabilities	77	(177)
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial liabilities	7,267	12,637
Fair value of financial liabilities	7,267	12,637
Cash and cash equivalents
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Book value of financial assets	11,860	3,482
Fair value of financial assets	11,860	3,482
Treasuries/government bonds
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Book value of financial assets	8,216	11,525
Fair value of financial assets	8,216	11,525
Other interest-bearing securities except loans
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Book value of financial assets	57,358	41,561
Fair value of financial assets	57,358	41,561
Loans in the form of interest-bearing securities
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Book value of financial assets	49,447	51,227
Fair value of financial assets	50,578	52,519
Surplus value (+) /Deficit value (-), financial assets	1,131	1,292
Loans to credit institutions
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Book value of financial assets	12,846	19,009
Fair value of financial assets	13,054	19,260
Surplus value (+) /Deficit value (-), financial assets	208	251
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	219,053	224,165
Fair value of financial assets	218,587	223,759
Surplus value (+) /Deficit value (-), financial assets	(466)	(406)
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	6,904	6,432
Fair value of financial assets	6,904	kr 6,432
Shares
Disclosure of detailed information about financial instruments
Book value of financial assets	34
Fair value of financial assets	kr 34